o GOF STKP-3

                           SUPPLEMENT FOR THE PERIOD
                       JULY 1, 2002 TO SEPTEMBER 30, 2002
                             TO THE PROSPECTUSES OF

                             TEMPLETON FUNDS, INC.
           (Templeton Foreign and World Funds) dated January 1, 2002

                 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                             dated January 1, 2002

                          TEMPLETON GROWTH FUND, INC.
                             dated January 1, 2002

                           TEMPLETON GLOBAL BOND FUND
                             dated January 1, 2002

                         FRANKLIN CUSTODIAN FUNDS, INC.
                    (Growth, Dynatech, Income, Utilities and
                       U.S. Government Securities Series)
                             dated February 1, 2002

                         FRANKLIN RISING DIVIDENDS FUND
                             dated February 1, 2002

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                             dated February 1, 2002

                      FRANKLIN INVESTORS SECURITIES TRUST
         (FIST 1 - Franklin Convertible Securities, Equity Income, and
              Short-Intermediate U.S. Government Securities Funds)
                              dated March 1, 2002
           (FIST 2 - Franklin Adjustable U.S. Government Securities,
               Floating Rate Daily Access and Total Return Funds)
                              dated March 1, 2002

                         FRANKLIN VALUE INVESTORS TRUST
              (Franklin Large Cap Value and Small Cap Value Funds)
                              dated March 1, 2002

                        FRANKLIN TEMPLETON GLOBAL TRUST
                    (Franklin Templeton Hard Currency Fund)
                              dated March 1, 2002

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    (Templeton Foreign Smaller Companies and
                   Pacific Growth Funds) dated March 1, 2002
                       (Templeton Global Long-Short Fund)
                              dated March 1, 2002

                       TEMPLETON DEVELOPING MARKETS TRUST
                               dated May 1, 2002

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                               dated May 1, 2002

                        FRANKLIN MUTUAL SERIES FUND INC.
                 (Mutual Beacon, Financial Services, Qualified,
                     Shares, Discovery and European Funds)
                               dated May 1, 2002

                       TEMPLETON GLOBAL INVESTMENT TRUST
           (Templeton International (Ex EM) and Latin America Funds)
                              dated August 1, 2001

                           FRANKLIN STRATEGIC SERIES
             (FSS1 - Franklin Aggressive Growth, California Growth,
               Large Cap Growth, and Small-Mid Cap Growth Funds)
                            dated September 1, 2001

             (FSS2 - Franklin Biotechnology Discovery, Technology,
     Global Health Care, Global Communications and Natural Resources Funds)
                            dated September 1, 2001

               (Franklin Blue Chip Fund) dated September 1, 2001
            (Franklin Strategic Income Fund) dated September 1, 2001

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     (Franklin Real Estate Securities Fund)
                            dated September 1, 2001

                           FRANKLIN HIGH INCOME TRUST
            (Franklin's AGE High Income Fund) dated October 1, 2001

                          FRANKLIN CAPITAL GROWTH FUND
                             dated November 1, 2001

                         INSTITUTIONAL FIDUCIARY TRUST
              (Franklin Cash Reserves Fund) dated November 1, 2001

                             FRANKLIN GLOBAL TRUST
                     (Franklin Global Aggressive Growth and
              Franklin Global Growth Funds) dated December 1, 2001

                      FRANKLIN GOLD & PRECIOUS METALS FUND
                             dated December 1, 2001

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    (Franklin Templeton Conservative Target,
                    Moderate Target and Growth Target Funds)
                             dated December 1, 2001

The following paragraph is added to the section "Dealer Compensation" of the prospectuses for the Franklin Templeton funds listed above:

 During the period July 1, 2002 through September 30, 2002, Distributors will reallow the entire front-end sales charge to the securities firm of Wachovia Securities (Wachovia) on purchases of Class A shares of the funds for IRA rollover accounts for which Franklin Templeton Bank & Trust Company or Wachovia, or an affiliate, serves as the custodian.

               Please keep this supplement for future reference.